JPT
Nuveen Preferred and Income 2022 Term Fund
Portfolio of Investments    April 30, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 124.6% (99.4% of Total Investments)
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 92.8% (74.1% of Total Investments)
	Automobiles – 2.5%
$4,385	General Motors Financial Co Inc	5.750%	N/A (3)	BB+	$4,099,975
	Banks – 33.1%
2,760	Bank of America Corp	6.300%	N/A (3)	BBB-	3,015,300
740	Bank of America Corp	6.100%	N/A (3)	BBB-	793,650
300	Bank of America Corp	6.250%	N/A (3)	BBB-	323,250
2,960	Bank of America Corp	6.500%	N/A (3)	BBB-	3,242,118
2,000	Barclays Bank PLC, 144A	10.179%	6/12/21	A-	2,261,977
1,000	BNP Paribas SA, 144A	7.195%	N/A (3)	BBB	1,060,000
2,735	Citigroup Inc	6.125%	N/A (3)	BB+	2,827,306
2,190	Citigroup Inc	5.875%	N/A (3)	BB+	2,220,112
1,050	Citigroup Inc	5.950%	N/A (3)	BB+	1,099,875
510	Citigroup Inc	6.250%	N/A (3)	BB+	546,338
1,500	Citizens Financial Group Inc	5.500%	N/A (3)	BB+	1,507,500
933	CoBank ACB	6.250%	N/A (3)	BBB+	979,650
2,000	Commerzbank AG, 144A	8.125%	9/19/23	BBB	2,288,855
805	First Union Capital II	7.950%	11/15/29	Baa1	1,023,448
4,275	JPMorgan Chase & Co	6.750%	N/A (3)	BBB	4,735,888
294	JPMorgan Chase & Co, (3-Month LIBOR reference rate + 3.470% spread ), (4)	6.053%	N/A (3)	BBB	295,549
3,450	JPMorgan Chase & Co	5.300%	N/A (3)	BBB	3,511,065
4,845	Lloyds Bank PLC, 144A	12.000%	N/A (3)	BB+	5,830,957
765	M&T Bank Corp	6.450%	N/A (3)	BBB-	817,594
1,500	M&T Bank Corp	5.125%	N/A (3)	BB+	1,522,500
480	PNC Financial Services Group Inc/The	6.750%	N/A (3)	BBB-	510,600
1,500	PNC Financial Services Group Inc/The	5.000%	N/A (3)	BBB-	1,503,750
1,835	Royal Bank of Scotland Group PLC	7.648%	N/A (3)	BB-	2,322,853
1,100	SunTrust Banks Inc	5.050%	N/A (3)	BB+	1,087,625
1,710	Wachovia Capital Trust III	5.570%	N/A (3)	BBB-	1,699,860
2,150	Wells Fargo & Co, (3-Month LIBOR reference rate + 3.770% spread), (4)	6.381%	N/A (3)	BBB-	2,160,750
3,315	Wells Fargo & Co	5.875%	N/A (3)	BBB-	3,580,200

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$910	Wells Fargo & Co	5.900%	N/A (3)	BBB-	$945,490
	Total Banks				53,714,060
	Capital Markets – 6.4%
1,109	Bank of New York Mellon Corp/The	4.950%	N/A (3)	BBB	1,124,249
750	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba1	960,000
3,697	Goldman Sachs Group Inc/The	5.300%	N/A (3)	BB+	3,826,395
4,040	Goldman Sachs Group Inc/The	5.375%	N/A (3)	BB+	4,134,011
400	State Street Corp	5.250%	N/A (3)	BBB	408,000
	Total Capital Markets				10,452,655
	Commercial Services & Supplies – 2.3%
3,000	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	Ba1	3,060,000
885	ILFC E-Capital Trust II, 144A	4.850%	12/21/65	Ba1	681,450
	Total Commercial Services & Supplies				3,741,450
	Consumer Finance – 2.4%
1,000	American Express Co	5.200%	N/A (3)	BB+	1,001,250
600	American Express Co	4.900%	N/A (3)	BB+	601,842
1,285	Capital One Financial Corp	5.550%	N/A (3)	BB	1,309,094
1,075	Discover Financial Services	5.500%	N/A (3)	BB-	1,041,406
	Total Consumer Finance				3,953,592
	Diversified Financial Services – 3.9%
230	Citigroup Inc	5.950%	N/A (3)	BB+	238,740
2,000	Compeer Financial ACA, 144A	6.750%	N/A (3)	BB+	2,105,000
1,200	Cooperatieve Rabobank UA, 144A	11.000%	N/A (3)	BBB	1,214,520
2,590	Voya Financial Inc	6.125%	N/A (3)	BB+	2,693,600
	Total Diversified Financial Services				6,251,860
	Electric Utilities – 4.0%
355	AES Gener SA, 144A	7.125%	3/26/79	BB	371,774
1,270	Electricite de France SA, 144A	5.250%	N/A (3)	BB	1,289,050
4,500	Emera Inc	6.750%	6/15/76	BBB-	4,841,415
	Total Electric Utilities				6,502,239
	Food Products – 5.9%
2,500	Dairy Farmers of America Inc, 144A	7.125%	N/A (3)	BB+	2,337,500
3,235	Land O' Lakes Inc, 144A	7.250%	N/A (3)	BB	3,162,212
1,550	Land O' Lakes Inc, 144A	8.000%	N/A (3)	BB	1,592,625

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Food Products (continued)
$2,525	Land O' Lakes Inc, 144A	7.000%	N/A (3)	BB	$2,442,938
	Total Food Products				9,535,275
	Industrial Conglomerates – 3.4%
5,787	General Electric Co	5.000%	N/A (3)	BBB-	5,477,801
	Insurance – 19.7%
780	Aegon NV	5.500%	4/11/48	Baa1	797,550
1,530	American International Group Inc	5.750%	4/01/48	Baa2	1,546,631
4,230	Assurant Inc	7.000%	3/27/48	BB+	4,314,600
7,270	Assured Guaranty Municipal Holdings Inc, 144A	6.400%	12/15/66	BBB+	7,224,562
2,205	AXA SA	8.600%	12/15/30	A3	2,972,561
1,000	MetLife Inc, 144A	9.250%	4/08/38	BBB	1,370,000
1,650	MetLife Inc	5.875%	N/A (3)	BBB	1,720,125
1,345	MetLife Inc	5.250%	N/A (3)	BBB	1,361,422
2,000	Provident Financing Trust I	7.405%	3/15/38	Baa3	2,130,000
830	Prudential Financial Inc	5.875%	9/15/42	BBB	881,460
5,000	QBE Insurance Group Ltd, 144A	7.500%	11/24/43	Baa1	5,437,500
818	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	880,373
1,200	Swiss Re Finance Luxembourg SA, 144A	5.000%	4/02/49	A	1,237,646
	Total Insurance				31,874,430
	Metals & Mining – 2.2%
2,000	BHP Billiton Finance USA Ltd, 144A	6.250%	10/19/75	BBB+	2,090,600
1,250	BHP Billiton Finance USA Ltd, 144A	6.750%	10/19/75	BBB+	1,406,250
	Total Metals & Mining				3,496,850
	Multi-Utilities – 1.9%
1,440	CenterPoint Energy Inc	6.125%	N/A (3)	BB+	1,470,528
1,529	NiSource Inc	5.650%	N/A (3)	BB+	1,534,688
	Total Multi-Utilities				3,005,216
	Oil, Gas & Consumable Fuels – 0.5%
865	Enterprise Products Operating LLC	5.250%	8/16/77	Baa2	826,871
	U.S. Agency – 3.8%
615	Farm Credit Bank of Texas, 144A	6.200%	N/A (3)	BBB	622,903
5,000	Farm Credit Bank of Texas	10.000%	N/A (3)	Baa1	5,625,000
	Total U.S. Agency				6,247,903
	Wireless Telecommunication Services – 0.8%
1,290	Vodafone Group PLC	7.000%	4/04/79	BBB-	1,355,216
	Total $1,000 Par (or similar) Institutional Preferred (cost $151,951,355)				150,535,393

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 31.8% (25.3% of Total Investments)
	Banks – 7.7%
10,422	Citigroup Inc	7.125%	BB+	$288,794
16,050	CoBank ACB, (5)	6.250%	BBB+	1,665,187
34,640	CoBank ACB, (5)	6.200%	BBB+	3,529,816
50,000	Fifth Third Bancorp	6.625%	Baa3	1,436,500
75,000	Huntington Bancshares Inc/OH	6.250%	Baa3	1,951,500
14,200	KeyCorp	6.125%	Baa3	387,518
800	PNC Financial Services Group Inc/The	6.125%	Baa2	21,288
100,000	Regions Financial Corp	6.375%	BB+	2,778,000
20,000	Regions Financial Corp, (5)	5.700%	BB+	508,000
	Total Banks			12,566,603
	Capital Markets – 5.7%
43,200	Morgan Stanley	7.125%	BB+	1,198,800
181,800	Morgan Stanley	6.875%	BB+	5,010,408
69,700	Morgan Stanley	5.850%	BB+	1,830,322
23,100	Morgan Stanley	6.375%	BB+	625,317
22,821	State Street Corp	5.350%	Baa1	586,956
	Total Capital Markets			9,251,803
	Diversified Financial Services – 2.2%
32,620	AgriBank FCB, (5)	6.875%	BBB+	3,486,262
	Food Products – 3.8%
46,859	CHS Inc	7.875%	N/R	1,283,936
68,707	CHS Inc	7.100%	N/R	1,803,559
31,132	CHS Inc	6.750%	N/R	809,432
81,867	CHS Inc	7.500%	N/R	2,255,436
	Total Food Products			6,152,363
	Insurance – 6.9%
73,215	Aspen Insurance Holdings Ltd	5.950%	BBB-	1,931,412
74,900	Aspen Insurance Holdings Ltd	5.625%	BBB-	1,864,261
109,736	Delphi Financial Group Inc, (5)	5.874%	BBB-	2,469,060
31,900	Enstar Group Ltd	7.000%	BB+	824,615
19,895	Hartford Financial Services Group Inc/The	7.875%	Baa2	550,097
60,000	Maiden Holdings North America Ltd	7.750%	N/R	1,224,000
53,716	Reinsurance Group of America Inc	6.200%	BBB+	1,437,977
35,002	Reinsurance Group of America Inc	5.750%	BBB+	946,104
	Total Insurance			11,247,526
	Oil, Gas & Consumable Fuels – 1.9%
80,000	NuStar Energy LP	8.500%	B1	1,876,800
50,000	NuStar Energy LP	7.625%	B1	1,032,000

Shares	Description (1)	Coupon	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
9,796	NuStar Logistics LP	9.310%	B1	$247,545
	Total Oil, Gas & Consumable Fuels			3,156,345
	Thrifts & Mortgage Finance – 2.1%
15,135	Federal Agricultural Mortgage Corp	6.000%	N/R	419,542
6,094	Federal Agricultural Mortgage Corp	6.875%	N/R	157,896
103,800	New York Community Bancorp Inc	6.375%	Ba1	2,755,890
	Total Thrifts & Mortgage Finance			3,333,328
	Trading Companies & Distributors – 0.5%
28,000	Air Lease Corp	6.150%	BB+	735,000
	U.S. Agency – 1.0%
15,000	Farm Credit Bank of Texas, 144A, (5)	6.750%	Baa1	1,582,500
	Total $25 Par (or similar) Retail Preferred (cost $52,706,228)			51,511,730
	Total Long-Term Investments (cost $204,657,583)			202,047,123

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.8% (0.6% of Total Investments)
	REPURCHASE AGREEMENTS – 0.8%
$1,263	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/19, repurchase price $1,263,258, collateralized by $1,335,000 U.S. Treasury Notes, 1.375%, due 6/30/23, value $1,292,017	1.200%	5/01/19	$1,263,216
	Total Short-Term Investments (cost $1,263,216)			1,263,216
	Total Investments (cost $205,920,799) – 125.4%			203,310,339
	Borrowings – (26.2)% (6), (7)			(42,500,000)
	Other Assets Less Liabilities – 0.8%			1,343,292
	Net Assets Applicable to Common Shares – 100%			$162,153,631
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$150,535,393	$ —	$150,535,393
$25 Par (or similar) Retail Preferred	38,270,905	13,240,825	—	51,511,730
Short-Term Investments:
Repurchase Agreements	—	1,263,216	—	1,263,216
Total	$38,270,905	$165,039,434	$ —	$203,310,339

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Perpetual security. Maturity date is not applicable.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	For fair value measurement disclosure purposes, investment classified as Level 2.
(6)	Borrowings as a percentage of Total Investments is 20.9%.
(7)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not applicable
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.